As filed with the Securities and Exchange Commission on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in Rochdale Core
Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2007, the Fund owned 37.34% of the Master Fund. The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, December 31, 2007 (Unaudited)
INVESTMENT FUNDS(1)	COST	VALUE	% OF MEMBERS' CAPITAL

EQUITY LONG/SHORT STRATEGY
AlphaGen RhoCas Fund Ltd./The	$ 1,500,000	$ 1,470,413	3.18%
Clovis Capital Partners Institutional, LP	1,825,000	1,996,105	4.31
Galleon Diversified Fund Ltd.	1,825,000	1,923,356	4.16
Hunter Global Investors Fund I LP	1,825,000	1,970,572	4.26
Loch Capital Fund I, LP	1,360,000	1,404,576	3.04
Mako Europe Fund LP	1,825,000	1,731,426	3.74
SLS Investors, LP	1,825,000	1,663,953	3.60
Tantallon Fund, LP/The	1,360,000	1,398,648	3.02
	13,345,000	13,559,049	29.31

EVENT DRIVEN STRATEGY
Bennelong Asia Pacific Multi Strategy Equity Fund, LP	1,400,000	1,476,171	3.19
Brencourt Multi Strategy Arbitrage, LP	2,225,000	2,124,203	4.59
Brigade Leveraged Capital Structures Fund LP	1,550,000	1,584,815	3.43
Castlerigg Partners	2,225,000	2,183,853	4.72
Golden Tree Partners LP	1,900,000	1,859,826	4.02
King Street Capital LP	2,225,000	2,328,590	5.03
Satellite Fund II LP	2,050,000	2,072,630	4.48
	13,575,000	13,630,088	29.46

GLOBAL MACRO STRATEGY
ARCIM Commodity Partners, LP	750,000	771,417	1.67
Auriel Global Macro Fund LP	750,000	625,703	1.35
Cam Cap Resources, LP	750,000	756,769	1.64
Caxton Global Investments	1,400,000	1,367,570	2.96
Dynamic	500,000	505,813	1.09
Episode, LP	1,000,000	1,001,732	2.16
Grinham Diversified Fund	500,000	562,315	1.22
Sunrise Commodities Fund	1,110,000	1,126,198	2.43
	6,760,000	6,717,517	14.52

RELATIVE VALUE STRATEGY
Frontpoint Offshore Utility and Energy Fund, LP	1,250,000	1,330,028	2.87
Loomis-Sayles Consumer Discretionary Hedge Fund, LP	1,350,000	1,419,201	3.07
Menta Global, LP	750,000	699,667	1.51
PHZ Long/Short Equity Fund LLC	750,000	744,321	1.61
Polygon Global Opportunities Fund, LP	2,200,000	1,961,814	4.24
Stark Investments, LP	2,050,000	1,936,414	4.19
SuttonBrook Capital Partners, LP	2,450,000	2,126,341	4.60
	10,800,000	10,217,786	22.09

TOTAL INVESTMENTS	$ 44,480,000	$ 44,124,440	95.38%

[1] All investments are non-income producing.
As of December 31, 2007, the value of the Master Fund's investments by country as a percentage of members'
capital is as follows:

COUNTRY	COST	VALUE

North America - 95.38%	$ 44,480,000	$ 44,124,440

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $44,480,000. Net unrealized depreciation on investments for tax purposes was $355,560 consisting of $998,935 of gross unrealized appreciation and $1,354,495 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 95.38% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund LLC

By (Signature and Title) /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro, President

Date  2/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro, President

Date  2/28/08

By (Signature and Title)  /s/ Edmund L. Towers
Edmund L. Towers, Treasurer

Date  2/27/08